Accumulated Other Comprehensive Loss - Summary of Changes in Each Component of Accumulated Comprehensive Income Loss (Detail) - Summit Materials, LLC [Member] - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jul. 02, 2016	Jun. 27, 2015	Jan. 02, 2016	Dec. 27, 2014	Dec. 28, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (28,466)	$ (15,546)	$ (15,546)
Postretirement adjustment			2,123	$ (3,919)	$ 4,407
Foreign currency translation adjustment	5,277	(5,235)	(14,099)	(5,816)
Loss on cash flow hedges	(3,292)		(944)
Ending balance	(26,481)		(28,466)	(15,546)
Change in Retirement Plans [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(7,607)	(9,730)	(9,730)	(6,045)	(9,130)
Ending balance			(7,607)	(9,730)	(6,045)
Change in Retirement Plans [Member] | Postretirement Curtailment Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Postretirement adjustment				(942)
Change in Retirement Plans [Member] | Postretirement Liability Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Postretirement adjustment			2,123	(2,743)	3,085
Foreign Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(19,915)	(5,816)	(5,816)
Foreign currency translation adjustment			(14,099)	(5,816)
Ending balance			(19,915)	(5,816)
Cash Flow Hedge Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(944)
Loss on cash flow hedges			(944)
Ending balance			(944)
Accumulated Other Comprehensive Loss (AOCI) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (28,466)	$ (15,546)	(15,546)	(6,045)	(9,130)
Foreign currency translation adjustment			(14,099)	(5,816)
Loss on cash flow hedges			(944)
Ending balance			(28,466)	(15,546)	(6,045)
Accumulated Other Comprehensive Loss (AOCI) [Member] | Postretirement Curtailment Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Postretirement adjustment				(942)
Accumulated Other Comprehensive Loss (AOCI) [Member] | Postretirement Liability Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Postretirement adjustment			$ 2,123	$ (2,743)	$ 3,085